Variable Interest Entities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Carrying value of real estate collateralizing debt of consolidated Vies	$ 599,302,000	$ 773,233,000
Carrying value of property debt of consolidated Vies	495,012,000	617,823,000
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	70
Number of apartment properties owned by variable interest entities	56
Number of units in apartment properties owned by consolidated variable interest entities	9,792
Carrying value of real estate collateralizing debt of consolidated Vies	599,300,000
Carrying value of property debt of consolidated Vies	495,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	40
Number of apartment properties owned by variable interest entities	93
Number of units in apartment properties owned by consolidated variable interest entities	2,943
Variable Interest Entity Not Primarily Beneficiary Held Through Consolidated Tax Credit Funds In Which Company Holds Substantially All Economic Interests [Member]
Variable Interest Entity [Line Items]
Maximum risk or loss related to investment in, receivable from, or contractual obligation to advance funds to unconsolidated VIEs	4,200,000
Receivables From Unconsolidated Variable Interest Entities [Member[
Variable Interest Entity [Line Items]
Maximum risk or loss related to investment in, receivable from, or contractual obligation to advance funds to unconsolidated VIEs	97,400,000
Obligation To Advance Funds To Unconsolidated Variable Interest Entities [Member[
Variable Interest Entity [Line Items]
Maximum risk or loss related to investment in, receivable from, or contractual obligation to advance funds to unconsolidated VIEs	$ 2,300,000